INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense
	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(2,302)	(39,075)	(25,380)	(3,901)
PRC	(109,047)	(870,949)	(286,137)	(43,978)

	(111,349)	(910,024)	(311,517)	(47,879)

Schedule of income tax expense (benefit)
	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Current	2,665	1,104	29,428	4,523
Deferred	(25,279)	3,125	30,220	4,645

	(22,614)	4,229	59,648	9,168

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (benefit) expense
	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(111,349)	(910,024)	(311,517)	(47,879)

Income tax computed at PRC statutory tax rate of 25%	(27,838)	(227,506)	(77,880)	(11,970)
Preferential tax rates	3,335	68,787	15,992	2,458
International rate differences	(1,745)	(361)	7,702	1,184
Additional 50% tax deduction for qualified research and development expenses	(9,531)	(9,915)	(8,795)	(1,352)
Non-deductible expenses	18,564	25,611	12,751	1,960
Effect of changes in tax rates on deferred taxes	(1,406)	2,203	(86,069)	(13,229)
Changes in unrecognized tax benefits	(1,939)	(1,316)	(502)	(77)
Changes in the valuation allowance	(1,949)	146,726	196,449	30,194
Other permanent difference	(105)	-	-	-
Income tax expense (benefit)	(22,614)	4,229	59,648	9,168

Schedule of the components of deferred tax assets and liabilities
	For the years ended December 31,
	2016	2017
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	9,349	11,927	1,833
- Deferred revenue	3,631	3,595	553
- Accruals	6,764	21,102	3,243
- Tax losses	55,122	159,782	24,558
- Property and equipment	2,451	3,424	526
- Intangible assets	615	2,001	308
- Long-term investment impairment	900	1,500	231
- Impairment loss for long-lived assets	68,318	68,508	10,529
- Unrealized profit	-	71,760	11,029
Less: valuation allowance	(147,150)	(343,599)	(52,810)

Total Deferred tax assets	-	-	-

Schedule of roll-forward of accrued unrecognized tax benefits
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Beginning balance	18,165	16,745	2,574
Increase based on tax positions related to the current year	-	74,419	11,438
Decrease of tax positions related to prior year	(1,420)	(502)	(77)
Reclassified from liabilities held for sale (Note 10)	-	4,813	740

Ending balance	16,745	95,475	14,675